COMMITMENTS	12 Months Ended
Dec. 31, 2018
COMMITMENTS
COMMITMENTS

32.    Commitments

Figures in million - SA rand	2018	2017	2016
Capital expenditure
Authorised	4,411.7	5,397.3	3,757.4
Kloof	970.2	1,200.8	1,256.0
Driefontein	830.9	724.5	780.4
Beatrix	218.0	210.1	130.0
Cooke	195.5	195.5	207.2
Burnstone	40.4	445.9	704.0
Kroondal	131.6	69.8	260.7
Platinum Mile	72.3	72.3	5.0
Rustenburg operation	1,830.0	2,478.3	413.0
Other	122.8	0.1	1.1
Contracted for	281.8	346.6	321.2
Other guarantees	266.7	266.7	55.5

Commitments will be funded from internal sources and to the extent necessary from borrowings. This expenditure primarily relates to hostel upgrades, mining activities and infrastructure.